CONSOLIDATED INCOME STATEMENTS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED INCOME STATEMENTS
Revenues	$ 729,182	$ 828,831	$ 886,765
Employee benefit expenses and severance payments	(182,664)	(178,865)	(171,934)
Interconnection and transmission costs	(22,455)	(29,729)	(33,090)
Fees for services, maintenance, materials and supplies	(88,456)	(96,288)	(97,064)
Taxes and Fees with the Regulatory Authority	(55,991)	(63,781)	(67,685)
Commissions and advertising	(44,166)	(47,514)	(50,724)
Cost of equipment and handsets	(34,540)	(40,831)	(32,731)
Programming and content costs	(45,741)	(56,391)	(59,301)
Bad debt expenses	(18,342)	(15,550)	(31,769)
Other operating expenses	(36,447)	(41,261)	(39,951)
Depreciation, amortization and impairment of fixed assets	(495,321)	(264,050)	(242,847)
Operating income (loss)	(294,941)	(5,429)	59,669
Earnings from associates	819	770	1,459
Debt financial expenses	29,744	55,906	(72,619)
Other financial results, net	32,234	33,015	20,744
Income (loss) before income tax expense	(232,144)	84,262	9,253
Income tax benefit (expense)	26,504	(64,900)	(24,260)
Net income (loss) for the year	(205,640)	19,362	(15,007)
Attributable to:
Controlling Company	(207,833)	16,878	(16,803)
Non-controlling interest	$ 2,193	$ 2,484	$ 1,796
Earnings (Loss) per share attributable to Controlling Company
Basic earnings (loss) per share	$ (96.50)	$ 7.84	$ (7.80)
Diluted earnings (loss) per share	$ (96.50)	$ 7.84	$ (7.80)